Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials and consumables	€ 80.5	€ 86.8
Work in progress	46.5	48.3
Finished goods and goods for resale	216.2	188.1
Total inventories	343.2	323.2
Inventory write-down	€ 8.5	€ 9.0	€ 7.1